Huber Mid Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.29%
	Aerospace & Defense - 1.48%
300	Northrop Grumman Corp.	$133,500

	Asset Management - 0.25%
109	Virtus Investment Partners, Inc.	22,425

	Automotive - 3.73%
19,675	Commercial Vehicle Group, Inc. (a)	206,588
8,100	Goodyear Tire & Rubber Co. (a)	130,248
		336,836
	Banking - 19.66%
456	C&F Financial Corp.	25,641
5,800	Citigroup, Inc.	276,428
350	First Citizens BancShares, Inc. - Class A	500,955
24,517	First Horizon Corp.	334,167
10,000	Regions Financial Corp.	203,700
2,052	South State Corp.	159,379
8,200	Truist Financial Corp.	272,404
		1,772,674
	Biotech & Pharmaceuticals - 0.99%
2,500	GSK plc - ADR	88,925

	Cable and Other Subscription Programming - 1.32%
15,000	DISH Network Corp. (a)	118,950

	Chemicals - 3.31%
2,788	Innospec, Inc.	298,706

	Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.51%
100	United Rentals, Inc.	46,468

	Consumer Services - 4.07%
10,600	Rent-A-Center, Inc.	367,078

	Electric Utilities - 0.46%
400	Entergy Corp.	41,080

	Food - 0.56%
700	Conagra Brands, Inc.	22,967
266	Lamb Weston Holdings, Inc.	27,566
		50,533
	Health Care Facilities & Services - 1.97%
2,200	Select Medical Holdings Corp.	66,022
1,500	Tenet Healthcare Corp. (a)	112,095
		178,117
	Insurance - 1.29%
4,510	CNO Financial Group, Inc.	115,997

	Leisure Products - 1.19%
5,139	JAKKS Pacific, Inc. (a)	107,097

	Metals & Mining - 1.23%
8,550	Sprott Physical Uranium Trust (a)(b)	111,134

	Oil & Gas Producers - 14.31%
1,000	Chesapeake Energy Corp.	84,340
1,500	Devon Energy Corp.	81,000
27,339	Golar LNG Ltd. - ADR	659,416
8,500	New Fortress Energy, Inc.	242,675
50,966	W&T Offshore, Inc. (a)	223,231
		1,290,662
	Oil & Gas Services & Equipment - 7.12%
142,924	TETRA Technologies, Inc. (a)	641,729

	Semiconductor and Other Electronic Component Manufacturing - 3.35%
23,022	Xperi, Inc. (a)	302,049

	Software - 2.27%
1,300	VMware, Inc. (a)	204,919

	Specialty Finance - 3.61%
5,904	Enova International, Inc. (a)	325,251

	Technology Hardware - 3.97%
35,200	Comtech Telecommunications Corp.	357,631

	Technology Services - 13.34%
18,185	KBR, Inc.	1,118,195
700	Science Applications International Corp.	84,938
		1,203,133
	Telecommunications - 3.01%
18,700	AT&T, Inc.	271,524

	Transport Services- 3.29%
1,100	FedEx Corp.	296,945
	TOTAL COMMON STOCKS (Cost $5,608,555)	8,683,363

	REIT - 0.72%
	REIT: Industrial - 0.72%
1,100	Granite Real Estate Investment Trust	64,636
	TOTAL REIT (Cost $29,536)	64,636

	MONEY MARKET FUNDS - 1.12%
50,720	First American Government Obligations Fund, Institutional Class, 5.24% (c)	50,720
50,720	First American Treasury Obligations Fund, Institutional Class, 5.25% (c)	50,720
	TOTAL MONEY MARKET FUNDS (Cost $101,440)	101,440

	Total Investments in Securities (Cost $5,739,531) - 98.13%	8,849,439
	Other Assets in Excess of Liabilities - 1.87%	168,347
	NET ASSETS - 100.00%	$9,017,786

REIT	Real Estate Investment Trust
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2023.

Huber Mid Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Huber Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$390,474	$-	$-	$390,474
Consumer Discretionary	604,423	-	-	604,423
Consumer Staples	50,533	-	-	50,533
Energy	1,932,391	-	-	1,932,391
Financials	2,236,347	-	-	2,236,347
Health Care	267,042	-	-	267,042
Industrials	683,501	-	-	683,501
Materials	409,840	-	-	409,840
Technology	2,067,732	-	-	2,067,732
Utilities	41,080	-	-	41,080
Total Common Stocks	8,683,363	-	-	8,683,363
REIT	64,636	-	-	64,636
Money Market Funds	101,440	-	-	101,440
Total Investments in Securities	$8,849,439	$-	$-	$8,849,439

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.